COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments under Operating Leases
Minimum lease payments
2013	14,551,315
2014	12,243,893
2015	10,713,252
2016	2,215,416
2017	2,477,455
2018 and thereafter	12,188,760
Total	54,390,091